SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Balance at beginning of the year	$ 82	$ 19
Additions		63
Reversal	(48)
Exchange effect
Balance at end of the year	$ 34	$ 82